Depreciation Expense (Tables)	12 Months Ended
Dec. 31, 2015
Depreciation Expense
Schedule of depreciation expense

	For the year ended December 31,
($ thousands)	2015	2014	2013

Systems, equipment and other assets related to contracts, net	329,218	305,881	313,911
Property, plant and equipment, net	40,346	17,848	17,620

	369,564	323,729	331,531